Share capital - Summary of Principal Terms of Preference Shares (Details) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Shares redeemed, value		$ 223	$ 255
Contributed surplus		$ 1,258	1,172
Preferred shares
Disclosure of classes of share capital [line items]
ISSUED (in shares)		146,950,567
OUTSTANDING (in shares)		146,950,567
STATED CAPITAL		$ 3,667	3,870
Series Q
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)		$ 25.50
ISSUED (in shares)		0
OUTSTANDING (in shares)		0
STATED CAPITAL		$ 0	0
Series R
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE		3.018%
REDEMPTION PRICE (in cad per share)		$ 25.00
ISSUED (in shares)		7,764,800
OUTSTANDING (in shares)		7,764,800
STATED CAPITAL		$ 194	200
Recurring redemption date term		5 years
Series S
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)		$ 25.50
ISSUED (in shares)		2,054,167
OUTSTANDING (in shares)		2,054,167
STATED CAPITAL		$ 51	53
Series T
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE		4.99%
REDEMPTION PRICE (in cad per share)		$ 25.00
ISSUED (in shares)		5,301,633
OUTSTANDING (in shares)		5,301,633
STATED CAPITAL		$ 132	146
Recurring redemption date term		5 years
Series Y
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)		$ 25.50
ISSUED (in shares)		6,451,752
OUTSTANDING (in shares)		6,451,752
STATED CAPITAL		$ 161	175
Series Z
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE		5.346%
REDEMPTION PRICE (in cad per share)		$ 25.00
ISSUED (in shares)		2,708,031
OUTSTANDING (in shares)		2,708,031
STATED CAPITAL		$ 68	74
Recurring redemption date term		5 years
Series AA
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE		4.94%
REDEMPTION PRICE (in cad per share)		$ 25.00
ISSUED (in shares)		11,482,631
OUTSTANDING (in shares)		11,482,631
STATED CAPITAL		$ 293	312
Recurring redemption date term		5 years
Series AB
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)		$ 25.50
ISSUED (in shares)		6,918,839
OUTSTANDING (in shares)		6,918,839
STATED CAPITAL		$ 176	195
Series AC
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE		5.08%
REDEMPTION PRICE (in cad per share)		$ 25.00
ISSUED (in shares)		6,482,274
OUTSTANDING (in shares)		6,482,274
STATED CAPITAL		$ 165	255
Recurring redemption date term		5 years
Series AD
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)		$ 25.50
ISSUED (in shares)		12,513,726
OUTSTANDING (in shares)		12,513,726
STATED CAPITAL		$ 319	254
Series AE
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)		$ 25.50
ISSUED (in shares)		6,022,513
OUTSTANDING (in shares)		6,022,513
STATED CAPITAL		$ 151	162
Series AF
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE		3.865%
REDEMPTION PRICE (in cad per share)		$ 25.00
ISSUED (in shares)		9,076,087
OUTSTANDING (in shares)		9,076,087
STATED CAPITAL		$ 227	237
Recurring redemption date term		5 years
Series AG
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE		3.37%
REDEMPTION PRICE (in cad per share)		$ 25.00
ISSUED (in shares)		8,442,830
OUTSTANDING (in shares)		8,442,830
STATED CAPITAL		$ 211	223
Recurring redemption date term		5 years
Series AH
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)		$ 25.50
ISSUED (in shares)		4,784,070
OUTSTANDING (in shares)		4,784,070
STATED CAPITAL		$ 120	125
Series AI
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE		3.39%
REDEMPTION PRICE (in cad per share)		$ 25.00
ISSUED (in shares)		9,246,640
OUTSTANDING (in shares)		9,246,640
STATED CAPITAL		$ 231	237
Recurring redemption date term		5 years
Series AJ
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)		$ 25.50
ISSUED (in shares)		4,118,260
OUTSTANDING (in shares)		4,118,260
STATED CAPITAL		$ 103	111
Series AK
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE		3.306%
REDEMPTION PRICE (in cad per share)		$ 25.00
ISSUED (in shares)		22,303,812
OUTSTANDING (in shares)		22,303,812
STATED CAPITAL		$ 558	578
Recurring redemption date term		5 years
Series AL
Disclosure of classes of share capital [line items]
ISSUED (in shares)		1,755,688
OUTSTANDING (in shares)		1,755,688
STATED CAPITAL		$ 44	45
Recurring redemption date term		5 years
Series AL | December 31, 2026
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)		$ 25.00
Series AL | Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)		$ 25.50
Series AM
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE		2.939%
REDEMPTION PRICE (in cad per share)		$ 25.00
ISSUED (in shares)		10,183,378
OUTSTANDING (in shares)		10,183,378
STATED CAPITAL		$ 233	239
Recurring redemption date term		5 years
Series AN
Disclosure of classes of share capital [line items]
ISSUED (in shares)		1,035,822
OUTSTANDING (in shares)		1,035,822
STATED CAPITAL		$ 24	24
Recurring redemption date term		5 years
Series AN | March 31, 2026
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)		$ 25.00
Series AN | Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)		25.50
Series AO
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)
ISSUED (in shares)		0
OUTSTANDING (in shares)		0
STATED CAPITAL	$ 118	$ 0	0
Recurring redemption date term		5 years
Shares redeemed (in shares)	4,600,000
Shares redeemed, value	$ 115
Contributed surplus	$ 3
Series AP
Disclosure of classes of share capital [line items]
ISSUED (in shares)		0
OUTSTANDING (in shares)		0
STATED CAPITAL		$ 0	0
Series AQ
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE		6.538%
REDEMPTION PRICE (in cad per share)		$ 25.00
ISSUED (in shares)		8,303,614
OUTSTANDING (in shares)		8,303,614
STATED CAPITAL		$ 206	225
Recurring redemption date term		5 years
Series AR
Disclosure of classes of share capital [line items]
ISSUED (in shares)		0
OUTSTANDING (in shares)		0
STATED CAPITAL		$ 0	$ 0
Series AR | After September 30, 2028 And Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)		$ 25.50
Series AR | September 30, 2028 And Every Five Years Thereafter
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (in cad per share)		$ 25.00